N-Q

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-07322

The Integrity Funds

(Exact name of registrant as specified in charter)

1 Main Street North, Minot, ND	58703
(Address of principal offices)	(Zip code)

Brent Wheeler and/or Kevin Flagstad, PO Box 500, Minot, ND 58702

(Name and address of agent for service)

Registrant's telephone number, including area code: 701-852-5292

Date of fiscal year end: December 31

Date of reporting period: March 31, 2015

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. SCHEDULE OF INVESTMENTS

INTEGRITY HIGH INCOME FUND
Schedule of Investments March 31, 2015 (unaudited)

	Principal Amount	Fair Value
CORPORATE BONDS (94.9%)

Consumer Discretionary (27.4%)
AMC Entertainment Holdings 9.750% 12/01/20	$135,000	$147,825
Academy Ltd - 144A 9.250% 08/01/19	70,000	74,200
Allegion US Holdings Co 5.750% 10/01/21	30,000	31,350
Allison Transmission Inc - 144A 7.125% 05/15/19	130,000	135,460
Altice SA - 144A 7.750% 05/15/22	200,000	203,375
American Axle & MFG Inc 7.750% 11/15/19	50,000	56,875
BC Mountain LLC - 144A 7.000% 02/01/21	20,000	18,800
CCO Holding LLC/Cap Corp 6.500% 04/30/21	165,000	173,250
CCO Holdings LLC/CAP Corp 7.375% 06/01/20	100,000	106,875
CCO Holdings LLC/Cap Corp 5.250% 03/15/21	195,000	199,631
Outfront Media Capital LLC 5.250% 02/15/22	20,000	20,950
Outfront Media Capital LLC 5.875% 03/15/25	20,000	21,150
CSC Holdings LLC 8.625% 02/15/19	20,000	23,150
(4)(5)Caesars Entertainment 8.500% 02/15/20	155,000	115,475
(4)(5)Caesars Operating Escrow 9.000% 02/15/20	320,000	236,800
(4)(5)Caesars Entertainment Op 9.000% 02/15/20	90,000	66,600
CCOH Safari LLC 5.500% 12/01/22	45,000	46,013
CCOH Safari LLC 5.750% 12/01/24	60,000	61,800
Cequel Com Hldg I/Cap Cp - 144A 5.125% 12/15/21	45,000	45,000
(1)Chinos Intermediate Holdings - 144A 7.750% 05/01/19	50,000	43,875
Chrysler GP/CG CO-Issuer 8.250% 06/15/21	400,000	443,644
Cinemark USA Inc 7.375% 06/15/21	85,000	91,163
Cinemark USA Inc 4.875% 06/01/23	45,000	44,775
Claires Stores Inc 8.875% 03/15/19	75,000	42,750
Claire's Stores Inc - 144A 9.000% 03/15/19	160,000	145,200
iHeartCommunications Inc 9.000% 03/01/21	135,000	129,263
Clear Channel Worldwide 7.625% 03/15/20	5,000	5,175
Clear Channel Worldwide 7.625% 03/15/20	150,000	157,875
Clear Channel Worldwide 6.500% 11/15/22	95,000	98,563
*Clear Channel Worldwide 6.500% 11/15/22	310,000	326,275
Cleopatra Finance LTD - 144A 6.250% 02/15/22	200,000	195,500
Dana Holding Corp 6.750% 02/15/21	30,000	31,650
Dana Holding Corp 5.375% 09/15/21	25,000	26,000
Dana Holding Corp 6.000% 09/15/23	55,000	58,575
Dana Holding Corp 5.500% 12/15/24	55,000	56,650
Dish DBS Corp 7.875% 09/01/19	40,000	44,700
Dish DBS Corp 6.750% 06/01/21	240,000	255,600
*Dish DBS Corp 5.875% 07/15/22	200,000	203,250
Dish DBS Corp 5.125% 05/01/20	75,000	75,563
Dish DBS Corp 5.875% 11/15/24	100,000	100,125
Dreamworks Animation SKG - 144A 6.875% 08/15/20	90,000	87,750
Family Tree Escrow LLC - 144A 5.750% 03/01/23	20,000	21,050
Gannett CO Inc - 144A 4.875% 09/15/21	15,000	15,300
Gannett CO Inc - 144A 5.500% 09/15/24	15,000	15,694
General Motors Co 4.875% 10/02/23	160,000	173,234
General Motors Finl Co 4.250% 05/15/23	35,000	36,259
Goodyear Tire & Rubber Corp 8.750% 08/15/20	45,000	54,225
Goodyear Tire & Rubber Corp 8.250% 08/15/20	90,000	95,175
Goodyear Tire & Rubber 6.500% 03/01/21	45,000	47,925
Gymboree Corp 9.125% 12/01/18	85,000	39,950
HD Supply Inc 11.000% 04/15/20	50,000	56,750
HD Supply Inc 11.500% 07/15/20	75,000	86,719
HD Supply,Inc CMT - 144A 5.250% 12/15/21	65,000	66,950
(4)(5)Harrahs Operating Co Inc 11.250% 06/01/17	160,000	116,000
Hilton Worldwide Finance 5.625% 10/15/21	35,000	36,838
Hughes Satellite Systems Corp 6.500% 06/15/19	70,000	75,950
iHeartCommunications Inc - 144A 10.625% 03/15/23	45,000	45,000
Inventiv Health Inc - 144A 11.000% 08/15/18	15,000	14,400
Inventiv Health Inc - 144A 11.000% 08/15/18	21,000	19,898
Inventiv Health Inc - 144A 9.000% 01/15/18	85,000	89,250
(1)Inventiv Health Inc - 144A 12.000% 08/15/18	51,940	52,719
Isle of Capri Casinos 5.875% 03/15/21	45,000	46,238
Limited Brands Inc 6.625% 04/01/21	110,000	126,006
Lynx I Corp - 144A 5.375% 04/15/21	200,000	209,750
MGM Resort Intl 7.750% 03/15/22	90,000	101,363
MGM Resort Intl 6.750% 10/01/20	160,000	171,600
*MGM Resorts Intl 5.250% 03/31/20	230,000	233,427
MGM Resorts Intl 6.000% 03/15/23	95,000	97,613
Marina District Fin 9.875% 08/15/18	120,000	125,700
Neiman Marcus - 144A 8.000% 10/15/21	40,000	42,400
(1)Neiman Marcus - 144A 8.750% 10/15/21	70,000	74,200
McGraw-Hill Global ED 9.750% 04/01/21	50,000	55,250
(1)Michaels Finco Hldg/Inc - 144A 7.500% 08/01/18	10,000	10,200
Michaels Stores Inc - 144A 5.875% 12/15/20	45,000	46,238
Nexstar Broadcasting, Inc 6.875% 11/15/20	110,000	116,050
Nexstar Broadcasting, Inc 144A 6.125% 02/15/22	25,000	25,625
Nexeo Solutions LLC/Corp 8.375% 03/01/18	65,000	58,013
Nielsen Finance LLC - 144A 5.000% 04/15/22	50,000	50,313
Numericable -SFR - 144A 6.000% 05/15/22	200,000	202,500
BC/New Red Finance Inc - 144A 6.000% 04/01/22	40,000	41,400
Party City Holdings Inc 8.875% 08/01/20	140,000	150,850
JC Penney Corp 6.375% 10/15/36	90,000	65,250
Petco Animal Supplies - 144A 9.250% 12/01/18	105,000	110,250
Polymer Group Inc 7.750% 02/01/19	108,000	112,050
Quebecor Media 5.750% 01/15/23	105,000	108,150
RHP Hotel PPTY 5.000% 04/15/21	130,000	132,925
RKI EXP & Prod - 144A 8.500% 08/01/21	60,000	57,000
RSI Home Products Inc - 144A 6.500% 03/15/23	100,000	101,750
Radio Systems Corp - 144A 8.375% 11/01/19	115,000	123,913
Regal Entertainment Grp 5.750% 03/15/22	55,000	56,238
Sabre Inc - 144A 8.500% 05/15/19	117,000	125,009
Sally Holdings 5.750% 06/01/22	50,000	53,188
Serta Simmons Hldgs LLC - 144A 8.125% 10/01/20	235,000	247,338
Service Corp Intl 7.625% 10/01/18	25,000	28,906
Service Corp Intl 7.500% 04/01/27	155,000	181,350
Service Corp Intl 5.375% 05/15/24	40,000	41,800
Servicemaster Company 8.000% 02/15/20	8,000	8,480
Servicemaster Company 7.000% 08/15/20	42,000	44,625
Sirius XM Radio INC - 144A 4.250% 05/15/20	15,000	14,850
Sirius XM Radio INC - 144A 4.625% 05/15/23	85,000	81,813
Sirius XM Radio INC - 144A 5.750% 08/01/21	70,000	72,975
Sirius XM Radio INC - 144A 5.875% 10/01/20	20,000	20,850
Sirius XM Radio INC - 144A 6.000% 07/15/24	15,000	15,750
Sirius XM Radio INC - 144A 5.375% 04/15/25	75,000	75,375
Tempur Pedic Internation 6.875% 12/15/20	30,000	32,025
Time Inc - 144A 5.750% 04/15/22	80,000	78,200
Uncle Acquistion 2010 8.625% 02/15/19	120,000	108,600
Vail Resorts Inc 6.500% 05/01/19	82,000	84,870
Videotron Ltd - 144A 5.375% 06/15/24	35,000	36,050
Wynn Las Vegas LLC/Corp - 144A 5.500% 03/01/25	105,000	106,313
Zayo Escrow Corp 8.125% 01/01/20	59,000	62,393
Zayo Group LLC/Zayo Cap - 144A 6.000% 04/01/23	115,000	115,575
		10,096,373
Consumer Staples (4.5%)
Armored AutoGroup Inc 9.250% 11/01/18	85,000	87,019
B&G Foods Inc 4.625% 06/01/21	50,000	49,938
Bumble Bee Acquisition - 144A 9.000% 12/15/17	118,000	123,900
Central Garden & Pet Co 8.250% 03/01/18	134,000	137,099
Chiquita Brands Intl 7.875% 02/01/21	43,000	47,085
Constellation Brands Inc 3.750% 05/01/21	35,000	35,788
HJ Heinz Co - 144A 4.875% 02/15/25	95,000	102,956
Mem Prod Part LP/Fin Corp 7.625% 05/01/21	75,000	68,250
Mem Prod Part LP/Fin Corp 6.875% 08/01/22	30,000	26,550
Post Holdings Inc 7.375% 02/15/22	145,000	150,075
Post Holdings Inc - 144A 6.750% 12/01/21	75,000	75,750
Post Holdings Inc - 144A 6.000% 12/15/22	20,000	19,300
Reynolds GRP ISS/Reynold 9.875% 08/15/19	120,000	128,400
Reynolds GRP ISS/Reynold 9.000% 04/15/19	200,000	209,500
Reynolds Group 5.750% 10/15/20	145,000	149,894
#Rite Aid Corp - 144A 6.125% 04/01/23	65,000	66,625
Sally Holdings 5.500% 11/01/23	20,000	21,100
Spectrum Brands Hldgs 6.750% 03/15/20	100,000	105,500
Spectrum Brands Inc 6.375% 11/15/20	35,000	37,100
Spectrum Brands Inc 6.625% 11/15/22	25,000	26,750
		1,668,578
Energy (8.6%)
American Energy/AEPB - 144A 7.125% 11/01/20	20,000	15,250
American Energy/AEPB - 144A 7.375% 11/01/21	35,000	26,600
Antero Resources Finance 6.000% 12/01/20	10,000	10,005
Antero Resources Corp 5.375% 11/01/21	40,000	38,800
Antero Resources Corp 5.125% 12/01/22	15,000	14,400
Arch Coal Inc 7.000% 06/15/19	40,000	9,400
Arch Coal Inc 7.250% 06/15/21	105,000	24,150
Arch Coal Inc - 144A 8.000% 01/15/19	20,000	9,563
Atwood Oceanics Inc 6.500% 02/01/20	85,000	81,600
Baytex Energy Corp - 144A 5.625% 06/01/24	20,000	18,300
Berry Petroleum Co 6.375% 09/15/22	45,000	34,988
Blue Racer Mid LLC/Finan - 144A 6.125% 11/15/22	35,000	35,963
Breitburn Energy Partner 8.625% 10/15/20	75,000	55,500
Breitburn Energy Partner 7.875% 04/15/22	30,000	21,600
California Resources Crp - 144A 6.000% 11/15/24	95,000	83,363
Chesapeake Energy Corp 6.875% 11/15/20	25,000	26,125
Chesapeake Energy Corp 6.625% 08/15/20	80,000	82,600
Chesapeake Energy Corp 6.125% 02/15/21	20,000	20,250
(2)Chesapeake Energy Corp 3.503% 04/15/19	25,000	24,063
Chesapeake Energy Corp 4.875% 04/15/22	45,000	42,188
Access Midstream Partner 5.875% 04/15/21	30,000	31,322
Chesapeake Midstream PT 6.125% 07/15/22	65,000	68,868
Compressco Partners/FINA - 144A 7.250% 08/15/22	20,000	17,400
Comstock Resources Inc - 144A 10.000% 03/15/20	70,000	67,725
Consol Energy Inc 5.875% 04/15/22	35,000	31,675
Crestwood Midstream Partners - 144A 6.250% 04/01/23	35,000	35,350
Denbury Resources Inc - 144A 5.500% 05/01/22	75,000	67,313
Denbury Resources Inc 4.625% 07/15/23	65,000	55,738
EP Ener/Everest Acq Fin 7.750% 09/01/22	75,000	76,500
EV Energy Partners 8.000% 04/15/19	100,000	91,000
Halcon Resources Corp 9.750% 07/15/20	15,000	10,575
Halcon Resources Corp 8.875% 05/15/21	135,000	93,825
Halcon Resources Corp 9.250% 02/15/22	30,000	20,700
Hiland Part Lp/Corp - 144A 7.250% 10/01/20	60,000	64,650
Kodiak Oil & Gas Corp 8.125% 12/01/19	100,000	104,750
Laredo Petroleum Inc 7.375% 05/01/22	40,000	41,250
Laredo Petroleum Inc 5.625% 01/15/22	35,000	33,950
Legacy Reserves/Finance 8.000% 12/01/20	70,000	57,400
Legacy Reserves/Finance 6.625% 12/01/21	40,000	31,600
Linn Energy LLC 8.625% 04/15/20	10,000	8,525
Linn Energy LLC 7.750% 02/01/21	155,000	123,225
Meg Energy Corp - 144A 6.500% 03/15/21	30,000	27,750
Meg Energy Corp - 144A 6.375% 01/30/23	75,000	69,000
Meg Energy Corp - 144A 7.000% 03/31/24	95,000	89,538
Markwest Energy Part/Fin 6.500% 08/15/21	25,000	26,188
Markwest Energy Part/Fin 5.500% 02/15/23	75,000	77,063
Markwest Energy Part/Fin 4.875% 12/01/24	40,000	40,896
Midstates Petro Inc 9.250% 06/01/21	25,000	12,125
Newfield Exploration Co 5.375% 01/01/26	35,000	35,354
Oasis Petroleum Inc - 144A 6.875% 03/15/22	80,000	78,000
Peabody Energy Corp 6.500% 09/15/20	10,000	6,200
Peabody Energy Corp 6.250% 11/15/21	80,000	49,200
RSP Permian Inc - 144A 6.625% 10/01/22	15,000	15,075
Regency Energy Partners 5.500% 04/15/23	50,000	51,625
Regency Energy Partners 5.875% 03/01/22	20,000	21,700
Regency Energy Partners 5.000% 10/01/22	30,000	31,200
Rentech NIT Part/Finance - 144A 6.500% 04/15/21	30,000	29,100
SM Energy Co 6.500% 11/15/21	10,000	10,150
SM Energy Co - 144A 6.125% 11/15/22	20,000	19,900
Sanchez Energy Corp 7.750% 06/15/21	10,000	9,700
Sanchez Energy Corp 6.125% 01/15/23	50,000	44,938
Sandridge Energy Inc 7.500% 03/15/21	70,000	43,400
Sandridge Energy Inc 8.125% 10/15/22	80,000	49,080
Targa Resources Partners 5.250% 05/01/23	10,000	10,050
Targa Resources Partners - 144A 4.125% 11/15/19	20,000	19,900
Tesoro Corp 5.875% 10/01/20	82,000	84,050
Tesoro Corp 6.125% 10/15/21	45,000	46,350
Tesoro Logistics LP/CORP - 144A 6.250% 10/15/22	25,000	25,875
Trinidad Drilling Ltd - 144A 7.875% 01/15/19	80,000	74,400
Ultra Petroleum Corp - 144A 6.125% 10/01/24	45,000	38,588
Vanguard Nat Res/VNR Fin 7.875% 04/01/20	45,000	41,175
Whiting Petroleum Corp 5.750% 03/15/21	100,000	99,250
Whiting Petroleum Corp - 144A 6.250% 04/01/23	50,000	49,750
WPX Energy Inc 5.250% 09/15/24	25,000	21,988
		3,156,600
Financials (7.4%)
Ally Financial Inc 6.250% 12/01/17	75,000	79,875
*Ally Financial Inc 3.500% 01/27/19	200,000	197,500
Ally Financial Inc 4.125% 03/30/20	80,000	79,500
Ally Financial Inc 4.625% 03/30/25	100,000	98,500
Argos Merger Sub Inc - 144A 7.125% 03/15/23	105,000	108,806
Avaya Inc - 144A 7.000% 04/01/19	115,000	114,138
(2)(3)Bank of America Corp 8.000% Perpetual Maturity	205,000	219,094
Cit Group Inc - 144A 5.500% 02/15/19	80,000	83,200
Cit Group Inc 5.250% 03/15/18	85,000	87,975
Cit Group Inc 3.875% 02/19/19	120,000	118,800
CNH Capital LLC 3.625% 04/15/18	85,000	85,213
Corrections Corp of America 4.125% 04/01/20	85,000	85,531
Corrections Corp of America 4.625% 05/01/23	113,000	113,000
Denali Borrower - 144A 5.625% 10/15/20	105,000	110,985
Dynegy Finance 1/11 Inc - 144A 7.375% 11/01/22	70,000	73,588
Dynegy Finance 1/11 Inc - 144A 7.625% 11/01/24	35,000	36,663
Geo Group Inc 6.625% 02/15/21	65,000	68,900
Geo Group Inc 5.875% 01/15/22	65,000	68,575
Infinity Acq LLC/FI Corp - 144A 7.250% 08/01/22	35,000	32,725
Intl Lease Fin Corp 6.250% 05/15/19	75,000	81,938
*Intl Lease Fin Corp 5.875% 04/01/19	255,000	276,675
Intl Lease Fin Corp 4.625% 04/15/21	10,000	10,350
James Hardie Intl Fin - 144A 5.875% 02/15/23	20,000	20,600
Nielsen Co Lux Sarl - 144A 5.500% 10/01/21	60,000	61,950
Realogy Group/CO-Issuer - 144A 5.250% 12/01/21	15,000	15,225
*UPCB Fin III LTD - 144A 6.625% 07/01/20	300,000	313,125
WMG Acquisition Corp - 144A 6.000% 01/15/21	61,000	62,220
WMG Acquisition Corp - 144A 5.625% 04/15/22	5,000	5,019
		2,709,668
Health Care (11.2%)
Alere Inc 6.500% 06/15/20	25,000	25,813
Biomet Inc 6.500% 08/01/20	190,000	201,400
DJO Fin LLC/DJO Fin Corp 7.750% 04/15/18	150,000	152,250
DJO Fin LLC/DJO Fin Corp 8.750% 03/15/18	80,000	83,800
DJO Fin LLC/DJO Fin Corp 9.875% 04/15/18	20,000	20,800
HCA INC 5.250% 04/15/25	65,000	70,200
HCA INC 5.375% 02/01/25	65,000	68,169
HCA Inc 6.500% 02/15/20	90,000	101,340
*HCA Inc 7.500% 02/15/22	525,000	612,281
*HCA Holdings Inc 7.750% 05/15/21	275,000	292,617
HCA Holdings Inc 6.250% 02/15/21	30,000	32,436
Healthsouth Corp 7.750% 09/15/22	45,000	47,531
Hologic Inc 6.250% 08/01/20	198,000	205,425
IMS Health Inc - 144A 6.000% 11/01/20	130,000	135,363
Kindred Escrow Corp II - 144A 8.000% 01/15/20	65,000	69,753
Kindred Escrow Corp II - 144A 8.750% 01/15/23	45,000	49,275
Kinetics Concept/KCI USA 10.500% 11/01/18	145,000	156,963
Radiation Therapy Service 9.875% 04/15/17	40,000	39,950
Radiation Therapy Service 8.875% 01/15/17	60,000	61,575
Tenet Healthcare Corp 6.000% 10/01/20	85,000	90,100
*Tenet Healthcare Corp 8.000% 08/01/20	225,000	236,250
Tenet Healthcare Corp 4.750% 06/01/20	85,000	86,142
Tenet Healthcare Corp 6.750% 02/01/20	20,000	21,100
Tenet Healthcare Corp 4.500% 04/01/21	40,000	39,200
Tenet Healthcare Corp 8.125% 04/01/22	145,000	159,863
USPI Finance Corp 9.000% 04/01/20	90,000	96,638
VRX Escrow Corp - 144A 5.875% 05/15/23	130,000	133,250
VRX Escrow Corp - 144A 6.125% 04/15/25	120,000	124,200
Valeant Pharmaceuticals - 144A 5.500% 03/01/23	45,000	45,338
Valeant Pharmaceuticals - 144A 7.000% 10/01/20	75,000	78,281
Valeant Pharmaceuticals - 144A 6.750% 08/15/21	90,000	94,050
Valeant Pharmaceuticals - 144A 7.250% 07/15/22	180,000	190,350
Valeant Pharmaceuticals - 144A 7.500% 07/15/21	295,000	319,060
		4,140,761
Industrials (9.6%)
Acco Brands Corp 6.750% 04/30/20	130,000	136,175
ADT Corp 3.500% 07/15/22	105,000	95,550
ADT Corp 6.250% 10/15/21	15,000	15,975
AECOM - 144A 5.750% 10/15/22	20,000	20,700
AECOM - 144A 5.875% 10/15/24	20,000	21,000
Aircastle Ltd 7.625% 04/15/20	90,000	103,500
Alliant Techsystems Inc - 144A 5.250% 10/01/21	55,000	55,825
Ashtead Capital Inc - 144A 6.500% 07/15/22	40,000	42,600
Associated Materials Inc 9.125% 11/01/17	45,000	39,150
Avis Budget Car Rental 5.500% 04/01/23	120,000	123,450
Belden Inc - 144A 5.500% 09/01/22	105,000	107,625
Bombardier Inc - 144A 7.750% 03/15/20	45,000	47,093
Bombardier Inc - 144A 7.500% 03/15/25	90,000	88,819
Building Materials Corp - 144A 6.750% 05/01/21	60,000	63,750
Clean Harbors Inc 5.250% 08/01/20	105,000	107,363
Eagle Midco Inc - 144A 9.000% 06/15/18	35,000	35,656
FGI Operating Co LLC 7.875% 05/01/20	110,000	93,775
Aerojet Rocketdyne Holdings Inc 7.125% 03/15/21	120,000	128,400
General Cable Corp 5.750% 10/01/22	80,000	74,400
Great Lakes Dredge & Dock 7.375% 02/01/19	115,000	117,875
H&E Equipment Services 7.000% 09/01/22	55,000	56,650
Hillman Group Inc - 144A 6.375% 07/15/22	45,000	45,000
Hertz Corp 7.500% 10/15/18	50,000	51,938
Hertz Corp 7.375% 01/15/21	35,000	36,750
Hertz Corp 6.250% 10/15/22	100,000	103,250
Hertz Corp 5.875% 10/15/20	70,000	71,925
(1)Interline Brands Inc 10.000% 11/15/18	24,000	25,200
Iron Mountain Inc 6.000% 08/15/23	75,000	78,938
(1)JCH Parent Inc - 144A 11.250% 03/15/19	41,687	37,518
Jack Cooper Holdings Corp - 144A 9.250% 06/01/20	90,000	92,925
Klx Inc - 144A 5.875% 12/01/22	85,000	84,788
Kratos Defense & Sec 7.000% 05/15/19	90,000	78,525
Manitowoc Company Inc 8.500% 11/01/20	120,000	128,400
NXP BV/NXP Funding LLC - 144A 5.750% 02/15/21	200,000	211,500
Oshkosh Corp 5.375% 03/01/22	5,000	5,188
Oshkosh Corp - 144A 5.375% 03/01/25	20,000	20,600
Renaissance Acquisition - 144A 6.875% 08/15/21	25,000	22,500
United Rentals North Am 8.250% 02/01/21	200,000	216,000
Sensata Technologies BV - 144A 5.000% 10/01/25	35,000	35,481
Terex Corp 6.500% 04/01/20	65,000	67,600
Terex Corp 6.000% 05/15/21	140,000	143,500
Trinseo Op / Fin 8.750% 02/01/19	100,000	105,500
Triumph Group Inc 4.875% 04/01/21	80,000	78,200
UR Financing Escrow Corp 7.625% 04/15/22	85,000	92,990
UR Financing Escrow Corp 7.375% 05/15/20	80,000	86,450
Watco Cos LLC/Finance Co - 144A 6.375% 04/01/23	45,000	45,000
		3,540,995
Information Technology (8.8%)
ACI Worldwide Inc - 144A 6.375% 08/15/20	55,000	57,475
Amkor Technologies Inc 6.625% 06/01/21	55,000	57,200
Amkor Technologies Inc 6.375% 10/01/22	105,000	108,150
Anixter Inc 5.625% 05/01/19	40,000	43,000
Aspect Software Inc 10.625% 05/15/17	75,000	65,250
Audatex North America Inc - 144A 6.000% 06/15/21	175,000	185,063
Blackboard Inc - 144A 7.750% 11/15/19	90,000	86,400
Cogent Comm Finance Inc 5.625% 04/15/21	90,000	88,200
Cogent Communications GR - 144A 5.375% 03/01/22	65,000	64,838
Commscope Inc - 144A 5.000% 06/15/21	5,000	4,994
Commscope Inc - 144A 5.500% 06/15/24	5,000	5,000
Entegris Inc - 144A 6.000% 04/01/22	25,000	26,063
Epicor Software Corp 8.625% 05/01/19	120,000	125,400
Equinix Inc 5.375% 01/01/22	20,000	20,850
Equinix Inc 5.750% 01/01/25	20,000	20,850
First Data Corp - 144A 8.875% 08/15/20	110,000	117,150
First Data Corp - 144A 8.250% 01/15/21	220,000	235,400
*(1)First Data Corp - 144A 8.750% 01/15/22	303,000	326,104
First Data Corp 12.625% 01/15/21	137,000	162,345
First Data Corp - 144A 6.750% 11/01/20	94,000	100,110
HJ Heinz Co 4.250% 10/15/20	35,000	35,910
Infor US Inc 11.500% 07/15/18	80,000	86,400
Infor US Inc 9.375% 04/01/19	55,000	58,977
#Infor US Inc - 144A 6.500% 05/15/22	135,000	138,375
(1)Infor Software Parent 7.125% 05/01/21	105,000	103,983
MagnaChip Semiconductor 6.625% 07/15/21	95,000	66,500
Micron Technology Inc 5.875% 02/15/22	55,000	58,053
Micron Technology Inc - 144A 5.500% 02/01/25	25,000	25,188
Micron Technology Inc - 144A 5.250% 08/01/23	30,000	30,525
PC Nextco Holdings/Fin 8.750% 08/15/19	35,000	35,613
Project Homestake Merger - 144A 8.875% 03/01/23	85,000	85,213
Sabine Pass Liquefaction 6.250% 03/15/22	100,000	103,375
Sabine Pass Liquefaction 5.750% 05/15/24	100,000	100,500
Sabine Pass Liquefaction - 144A 5.625% 03/01/25	50,000	49,438
Sinclair Television Group 5.375% 04/01/21	80,000	82,100
Sinclair Television Group 6.125% 10/01/22	35,000	36,670
Sungard Data Systems Inc 7.375% 11/15/18	45,000	46,800
Sungard Data Systems Inc 7.625% 11/15/20	25,000	26,438
Sungard Data Systems Inc 6.625% 11/01/19	50,000	51,500
Zebra Technologies Corp - 144A 7.250% 10/15/22	120,000	129,300
		3,250,694
Materials (5.6%)
*Ardagh Packaging Fin - 144A 9.125% 10/15/20	200,000	214,000
(2)Ardagh Packaging Fin - 144A 3.271% 12/15/19	200,000	195,000
Ashland Inc 4.750% 08/15/22	155,000	157,325
FMG Resources - 144A 6.875% 02/01/18	20,000	19,600
FMG Resources - 144A 8.250% 11/01/19	150,000	129,000
WR Grace & Co-Conn - 144A 5.125% 10/01/21	20,000	20,750
WR Grace & Co-Conn - 144A 5.625% 10/01/24	10,000	10,675
Hexion US Finance Corp 6.625% 04/15/20	250,000	228,750
Hexion US Fin/Nova Scoti 8.875% 02/01/18	85,000	75,013
Huntsman International LLC 4.875% 11/15/20	130,000	130,000
Ineos Finance PLC - 144A 8.375% 02/15/19	200,000	212,640
Ineos Finance PLC - 144A 7.500% 05/01/20	70,000	73,850
Ineos Group Holdings SA - 144A 5.875% 02/15/19	200,000	197,750
LSB Industries 7.750% 08/01/19	95,000	99,038
Noranda Aluminium Acquisition 11.000% 06/01/19	40,000	38,800
Rain CII Carbon LLC - 144A 8.000% 12/01/18	35,000	33,250
(4)(5)Reichhold Industries Inc - 144A 9.000% 05/08/17	165,444	66,178
Rockwood Specialities Group 4.625% 10/15/20	45,000	46,856
Scotts Miracle-Gro Co 6.625% 12/15/20	25,000	26,375
Sealed Air Corp - 144A 8.375% 09/15/21	50,000	56,250
Sealed Air Corp - 144A 6.500% 12/01/20	35,000	38,938
Tekni-Plex Inc - 144A 9.750% 06/01/19	11,000	11,825
		2,081,861
Telecommunication Services (11.0%)
Centurylink Inc 5.800% 03/15/22	60,000	62,475
Centurylink Inc 6.750% 12/01/23	105,000	115,631
Crown Castle Intl Corp 5.250% 01/15/23	90,000	94,500
Everest Acq LLC 9.375% 05/01/20	190,000	199,025
Everest Acq LLC 6.875% 05/01/19	60,000	61,500
Frontier Communications 6.250% 09/15/21	15,000	15,038
Frontier Communications 6.875% 01/15/25	40,000	39,600
GCI Inc 8.625% 11/15/19	100,000	104,625
GCI Inc 6.750% 06/01/21	65,000	65,813
Intelsat Luxembourg Holdings 7.750% 06/01/21	105,000	96,863
*Intelsat Jackson Holdings 7.250% 10/15/20	365,000	375,950
Intelsat Jackson Holdings 7.500% 04/01/21	75,000	77,156
Intelsat Jackson Holdings 6.625% 12/15/22	50,000	48,250
Intelsat Jackson Holdings 5.500% 08/01/23	110,000	103,813
Level 3 Financing Inc 8.625% 07/15/20	85,000	92,119
Level 3 Financing Inc 8.125% 07/01/19	85,000	89,356
Level 3 Financing Inc - 144A 5.625% 02/01/23	40,000	41,100
Level 3 Communications 5.750% 12/01/22	55,000	56,480
Paetec Corp 9.875% 12/01/18	5,000	5,275
Qwest Capital Funding 7.750% 02/15/31	60,000	63,000
Sprint Capital Corp 6.875% 11/15/28	15,000	13,763
Sprint Capital Corp 8.750% 03/15/32	345,000	356,213
Sprint Capital Corp - 144A 9.000% 11/15/18	95,000	109,013
Sprint Corp 7.250% 09/15/21	135,000	135,675
Sprint Corp 7.875% 09/15/23	470,000	479,400
Sprint Corp 7.625% 02/15/25	50,000	49,750
T-Mobile USA Inc 6.633% 04/28/21	70,000	73,325
T-Mobile USA Inc 6.731% 04/28/22	190,000	199,975
Telecom Itialia Spa - 144A 5.303% 05/30/24	200,000	209,500
US Cellular Corp 6.700% 12/15/33	50,000	48,049
Wind Acquisition Fin SA - 144A 7.375% 04/23/21	200,000	207,500
Windstream Corp 7.750% 10/01/21	270,000	269,325
Windstream Corp 7.500% 04/01/23	85,000	81,175
		4,040,228
Utilities (0.8%)
AES Corp 8.000% 06/01/20	35,000	39,988
AES Corp 7.375% 07/01/21	15,000	16,650
(2)AES Corp 4.875% 05/15/23	35,000	34,125
AES Corp 3.262% 06/01/19	35,000	34,825
NRG Energy Inc 8.250% 09/01/20	35,000	37,056
NRG Energy Inc 7.875% 05/15/21	30,000	32,250
NRG Energy Inc 6.250% 07/15/22	40,000	41,100
SBA Telecommunications 5.750% 07/15/20	75,000	78,844
		314,838

TOTAL CORPORATE BONDS (COST: $35,095,721)		$35,000,595

NOTES (0.4%)

Materials (0.4%)
Reichhold LLC 12.000% 03/31/17	35,000	$35,000
Reichhold Holdings International (Senior Secured Note) 15.000% 03/31/17	45,000	45,000
Reichhold Holdings International (Senior Secured Note) 12.000% 03/31/17	85,000	85,000
		165,000

TOTAL NOTES (COST: $162,300)		$165,000

SHORT-TERM SECURITIES (3.8%)	Shares
(2)Wells Fargo Advantage Cash Investment Money Market Fund 0.0363% (COST: $1,381,556)	1,381,556	$1,381,556

TOTAL INVESTMENTS IN SECURITIES (COST: $36,639,577) (99.1%)		$36,547,151
OTHER ASSETS LESS LIABILITIES (0.9%)		343,296

NET ASSETS (100.0%)		$36,890,447

(1)	Interest or dividend is paid-in-kind, when applicable.

(2)	Variable rate security. The rates for these securities are as of March 31, 2015.

(3)	This security has no contractual maturity date, is not redeemable and contractually pays an indefinite stream of interest.

(4)	Non-income producing security.

(5)	Issue is in default.

144A -

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are deemed to be liquid under procedures approved by the Fund's Board of Trustees and may normally be sold to qualified institutional buyers in transactions exempt from registration. Total market value of Rule 144A Securities amounts to $11,610,927, representing 31.50% of net assets as of March 31, 2015.

*	Indicates bonds are segregated by the custodian to cover when-issued or delayed-delivery purchases.

#	When-issued purchase as of March 31, 2015.

WILLISTON BASIN/MID-NORTH AMERICA STOCK FUND
Schedule of Investments March 31, 2015 (unaudited)

	Shares	Fair Value
COMMON STOCKS (92.2%)

Energy (77.3%)
Anadarko Petroleum	367,000	$30,391,270
Baker Hughes Inc	690,000	43,870,200
*Bonanza Creek Energy	280,000	6,904,800
*Cameron International Corp	140,000	6,316,800
Chevron Corp	84,000	8,818,320
Cimarex Energy Co.	199,000	22,902,910
Delek US Holdings Inc	245,000	9,738,750
Devon Energy Corp	99,000	5,970,690
*Diamondback Energy	347,000	26,663,480
EOG Resources Inc	270,000	24,756,300
Enbridge Inc	285,000	13,822,500
Exterran Holdings	625,000	20,981,250
Exxon Mobil Corp	355,000	30,175,000
*FMC Technologies, Inc.	115,000	4,256,150
*Forum Energy Technologies Inc	96,000	1,881,600
*Gulfport Energy Corp	208,000	9,549,280
Halliburton Company	754,000	33,085,520
Helmerich & Payne Inc	190,000	12,933,300
Kinder Morgan Inc	1,172,000	49,294,320
Marathon Oil Corp	290,000	7,571,900
Marathon Petroleum Corp	80,000	8,191,200
*Memorial Resource Development	558,000	9,898,920
National Oilwell Varco Inc	75,000	3,749,250
*Oasis Petroleum	205,000	2,915,100
ONEOK Inc	124,000	5,981,760
*PDC Energy Inc	265,000	14,320,600
Patterson-Uti Energy Inc	360,000	6,759,000
Phillips 66	450,000	35,370,000
Pioneer Natural Resources	95,000	15,533,450
RPC Inc	365,000	4,675,650
*Sanchez Energy Corp	720,000	9,367,200
Schlumberger Ltd	195,000	16,270,800
Semgroup Corp	211,000	17,162,740
Superior Energy Services	750,000	16,755,000
Tesoro Corp	227,000	20,722,830
TransCanada Corp	285,000	12,175,200
*Triangle Petroleum Corp	1,020,000	5,130,600
US Silica Holdings Inc	250,000	8,902,500
Valero Energy Corp	180,000	11,451,600
*Whiting Petroleum Corp	266,000	8,219,400
Williams Companies Inc	748,000	37,841,320
		641,278,460
Industrials (8.2%)
Canadian Pacific Railway LTD	92,000	16,808,400
Fluor Corp	90,000	5,144,400
*Quanta Services, Inc.	590,000	16,832,700
Trinity Industries Inc	186,000	6,604,860
Union Pacific Corp	208,000	22,528,480
		67,918,840
Materials (4.0%)
CF Industries Holdings Inc	14,000	3,971,520
*Flotek Industries Inc	470,000	6,927,800
Monsanto Company	52,000	5,852,080
Westlake Chemical Corp	80,000	5,755,200
Lyondellbasell Indu Class A	120,000	10,536,000
		33,042,600
Utilities (2.7%)
CenterPoint Energy Inc.	560,000	11,429,600
MDU Resources Group Inc	150,000	3,201,000
OGE Energy Corp	250,000	7,902,500
		22,533,100

TOTAL COMMON STOCKS (COST: $756,288,467)		$764,773,000

SHORT-TERM SECURITIES (8.0%)	Shares
^Wells Fargo Advantage Cash Investment Money Market Fund 0.0363% (COST: $66,344,316)	66,344,316	$66,344,316

TOTAL INVESTMENTS IN SECURITIES (COST: $822,632,783) (100.2%)		$831,117,316
LIABILITIES IN EXCESS OF OTHER ASSETS (-0.2%)		(2,041,275)

NET ASSETS (100.0%)		$829,076,041

*	Non-income producing

^	Variable rate security; rate shown represents rate as of March 31, 2015

INTEGRITY GROWTH & INCOME FUND
Schedule of Investments March 31, 2015 (unaudited)

	Quantity	Fair Value
COMMON STOCKS (99.2%)

Consumer Discretionary (18.3%)
CBS Corp - Class A	18,000	$1,091,340
Lowe's Companies Inc	9,000	669,510
Macy's Inc	6,500	421,915
*O'Reilly Automotive Inc	2,000	432,480
Starbucks Corp	11,500	1,089,050
*Tesla Motors, Inc	2,200	415,294
Walt Disney Company	23,000	2,412,470
		6,532,059
Consumer Staples (7.1%)
CVS Corp	3,800	392,198
Kimberly-Clark Corp	6,000	642,660
Mondelez International Inc	22,000	793,980
PepsiCo Inc	7,500	717,150
		2,545,988
Energy (6.8%)
Baker Hughes Inc	5,000	317,900
Kinder Morgan Inc	18,000	757,080
Phillips 66	7,000	550,200
Pioneer Natural Resources	1,100	179,861
Williams Companies Inc	12,500	632,375
		2,437,416
Financials (16.8%)
Bank of America	42,000	646,380
BlackRock Inc	1,700	621,928
JP Morgan Chase & Co	31,000	1,877,980
MetLife Inc	23,700	1,198,035
US Bancorp	12,500	545,875
Wells Fargo & Company	21,000	1,142,400
		6,032,598
Health Care (12.4%)
Becton Dickinson & Co	3,500	502,565
*Gilead Sciences Inc	5,000	490,650
HCA Holdings Inc	8,000	601,840
Johnson & Johnson	6,500	653,900
ST Jude Medical Inc	12,800	837,120
Thermo Fisher Scientific Inc	10,000	1,343,400
		4,429,475
Industrials (11.3%)
American Airlines Group Inc	8,000	422,240
Boeing Co	6,400	960,512
General Electric Co	18,000	446,580
*Quanta Services, Inc.	17,000	485,010
*Solarcity Corp	7,000	358,960
Union Pacific Corp	9,500	1,028,945
United Parcel Service Inc - Class B	3,400	329,596
		4,031,843
Information Technology (19.7%)
Apple Inc	14,000	1,742,020
*Google Inc - Class A	1,450	804,315
Himax Technologies Inc	110,000	696,300
Intel Corp	12,000	375,240
International Business Machines	1,000	160,500
*Micron Technology	42,000	1,139,460
Qualcomm Inc	7,000	485,380
*SunEdison Inc	46,500	1,116,000
Visa Inc	8,000	523,280
		7,042,495
Materials (3.6%)
Ashland Inc.	3,300	420,123
Dow Chemical Co/The	10,000	479,800
Huntsman Corp	17,000	376,890
		1,276,813
Telecommunication Services (1.6%)
Verizon Communications Inc	12,000	583,560

Utilities (1.6%)
Allete Inc	11,000	580,360

TOTAL COMMON STOCKS (COST: $30,487,493)		$35,492,607

SHORT-TERM SECURITIES (0.9%)	Shares
^Wells Fargo Advantage Cash Investment Money Market Fund 0.0363% (COST: $338,597)	338,597	$338,597

TOTAL INVESTMENTS IN SECURITIES (COST: $30,826,090) (100.1%)		$35,831,204
LIABILITIES IN EXCESS OF OTHER ASSETS (-0.1%)		(56,621)

NET ASSETS (100.0%)		$35,774,583

*	Non-income producing

^	Variable rate security; rate shown represents rate as of March 31, 2015

INTEGRITY DIVIDEND HARVEST FUND
Schedule of Investments March 31, 2015 (unaudited)

	Quantity	Fair Value
COMMON STOCKS (98.0%)

Consumer Discretionary (6.9%)
Leggett & Platt Inc	10,000	$460,900
McDonalds Corp	11,000	1,071,840
Target Corp	8,000	656,560
		2,189,300
Consumer Staples (29.6%)
Altria Group Inc	32,000	1,600,640
Coca-Cola Co/The	31,500	1,277,325
General Mills Inc	5,000	283,000
Kimberly-Clark Corp	11,800	1,263,898
PepsiCo Inc	13,800	1,319,556
Procter & Gamble Co/The	18,800	1,540,472
Reynolds American Inc.	9,200	633,972
Sysco Corp	21,000	792,330
Walmart Stores, Inc	8,000	658,000
		9,369,193
Energy (9.9%)
Chevron Corp	9,000	944,820
ConocoPhillips	4,000	249,040
Kinder Morgan Inc	20,000	841,200
Williams Companies Inc	22,000	1,112,980
		3,148,040
Financials (8.4%)
Cincinnati Financial Corp	9,000	479,520
JP Morgan Chase & Co	10,500	636,090
Mercury General Corp	10,000	577,500
Old Republic Intl Corp	28,000	418,320
Wells Fargo & Company	10,100	549,440
		2,660,870
Health Care (6.2%)
Glaxosmithkline PLC - ADR	9,000	415,350
Johnson & Johnson	12,500	1,257,500
Pfizer Inc	8,000	278,320
		1,951,170
Industrials (10.6%)
Caterpillar Inc	3,500	280,105
Emerson Electric Co	13,600	770,032
General Electric Co	30,100	746,781
Lockheed Martin Corp	2,500	507,400
3M Co	3,300	544,335
Waste Management	9,200	498,916
		3,347,569
Information Technology (6.5%)
International Business Machines	2,800	449,400
Maxim Integrated Products	9,800	341,138
Microsoft Corp	11,700	475,664
Microchip Technology Inc	8,500	415,650
Qualcomm Inc	5,600	388,304
		2,070,156
Materials (1.4%)
Dow Chemical Co/The	9,500	455,810

Telecommunication Services (9.3%)
AT&T Inc	54,000	1,763,100
Verizon Communications Inc	18,600	904,518
Vodafone Group PLC-SP - ADR	8,000	261,440
		2,929,058
Utilities (9.2%)
CenterPoint Energy Inc.	24,000	489,840
Consolidated Edison Inc	16,300	994,300
Dominion Resources	5,800	411,046
Duke Energy Corp	5,000	383,900
PPL Corp	12,500	420,750
Southern Company	5,000	221,400
		2,921,236

TOTAL COMMON STOCKS (COST: $29,125,568)		$31,042,402

SHORT-TERM SECURITIES (2.5%)	Shares
^Wells Fargo Advantage Cash Investment Money Market Fund .0363% (COST: $778,281)	778,281	$778,281

TOTAL INVESTMENTS IN SECURITIES (COST: $29,903,849) (100.5%)		$31,820,683
LIABILITIES IN EXCESS OF OTHER ASSETS (-0.5%)		(162,482)

NET ASSETS (100.0%)		$31,658,201

^	Variable rate security; rate shown represents rate as of March 31, 2015

NOTE: INVESTMENT IN SECURITIES (unaudited)

At March 31, 2015, the net unrealized appreciation (depreciation) based on the cost of investments for federal income tax purposes was as follows:

	Integrity High Income Fund	Williston Basin/Mid-North America Stock Fund	Integrity Growth & Income Fund	Integrity Dividend Harvest Fund
Investments at cost	$36,639,577	$822,632,783	$30,826,090	$29,903,849
Unrealized appreciation	$1,013,391	$74,583,010	$5,789,765	$2,684,415
Unrealized depreciation	($1,105,817)	($66,098,477)	($784,651)	($767,581)
Net unrealized appreciation (depreciation)*	($92,426)	$8,484,533	$5,005,114	$1,916,834

*	Differences between financial reporting-basis and tax-basis unrealized appreciation/(depreciation) are due to differing treatment of wash sales and market discount.

NOTE: FAIR VALUE MEASUREMENTS (unaudited)

Various inputs are used in determining the value of the Funds' investments. These inputs are summarized in three broad levels: Level 1 inputs are based on quoted prices in active markets for identical securities. Level 2 inputs are based on significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) Level 3 inputs are based on significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments.) The following is a summary of the inputs used to value the Funds' investments as of March 31, 2015:

Integrity High Income Fund

	Level 1	Level 2	Level 3	Total
Short-Term Securities	$1,381,556	$0	$0	$1,381,556
Corporate Bonds	0	35,000,595	0	35,000,595
Term Loans	0	0	165,000	165,000
Total	$1,381,556	$35,000,595	$165,000	$36,547,151

Williston Basin/Mid-North America Stock Fund

	Level 1	Level 2	Level 3	Total
Short-Term Securities	$66,344,316	$0	$0	$66,344,316
Common Stocks	764,773,000	0	0	764,773,000
Total	$831,117,316	$0	$0	$831,117,316

Integrity Growth & Income Fund

	Level 1	Level 2	Level 3	Total
Short-Term Securities	$338,597	$0	$0	$338,597
Common Stocks	35,492,607	0	0	35,492,607
Total	$35,831,204	$0	$0	$35,831,204

Integrity Dividend Harvest Fund

	Level 1	Level 2	Level 3	Total
Short-Term Securities	$778,281	$0	$0	$778,281
Common Stocks	31,042,402	0	0	31,042,402
Total	$31,820,683	$0	$0	$31,820,683

Please refer to the Schedules of Investments for sector classification. There were no transfers into or out of Level 1 or Level 2 during the period ended March 31, 2015. The Funds consider transfers into or out of Level 1 and Level 2 as of the end of the reporting period. The Funds did not hold any derivative instruments at any time during the period ended March 31, 2015.

The changes of the fair value of investments during the period ended March 31, 2015, for which the Funds have used Level 3 inputs to determine the fair value are as follow:

	Balance as		Accrued	Change in unrealized	Balance as
High Income Fund	of 12/31/14	Purchases	Discount	appreciation	of 3/31/15
Private Notes	$111,550	$47,300	$1,724	$4,426	$165,000

High Income Fund
Asset Class	Fair Value	Valuation Technique
Private Notes	$165,000	Par Value

The High Income Fund's Level 3 investments have been valued using par value. As as result, there were no unobservable inputs that have been interally developed by the High Income Fund in determining the fair value of its investments as of March 31, 2015.

Item 2. CONTROLS AND PROCEDURES.

(a)

The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this Form N-Q (the "Report"). The registrant's principal executive officer and principal financial officer believe that the disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are adequately designed to ensure that material information relating to the registrant is made known to them by others, particularly during the period in which this report is being prepared, so that there is time to allow for decisions regarding required disclosure. Further, in their opinion, the registrant's disclosure controls and procedures are adequately designed, and are operating effectively, to ensure that information required to be disclosed by the registrant in the Report is recorded, processed, summarized and reported by the filing date.

(b)

There were no significant changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant's most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. EXHIBITS.

(a)	(1)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 is filed and attached hereto.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Integrity Funds

By: /s/ Shannon D. Radke
Shannon D. Radke
President

May 29, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Shannon D. Radke
Shannon D. Radke
President

May 29, 2015

By: /s/ Adam Forthun
Adam Forthun
Treasurer

May 29, 2015